Net earnings (loss) per share	12 Months Ended
Dec. 31, 2025
LOSS PER SHARE*
Net earnings (loss) per share

Note 13 – Net earnings (loss) per share

The Company computes earnings (loss) per share of Class A Ordinary Shares and Class B Ordinary Shares using the two-class method. Except as voting rights as discussed in Note 12, all other rights, including the liquidation and dividend rights, of the holders of Class A Ordinary Shares and Class B Ordinary Shares are identical. As a result, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A Ordinary Shares and Class B Ordinary Shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.

The following tables set forth the computation of basic and diluted loss per share of Class A Ordinary Shares and Class B Ordinary Shares:

	For the Year Ended December 31, 2025
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(9,587,938)	$(1,958,552)
Denominator
Number of shares used in per share computation	23,402,915	4,780,575
Basic and diluted loss per share	$(0.41)	$(0.41)

	For the Year Ended December 31, 2024
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(4,845,217)	$(1,038,934)
Denominator
Number of shares used in per share computation	22,294,896	4,780,575
Basic and diluted loss per share	$(0.22)	$(0.22)

	For the Year Ended December 31, 2023
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(6,402,122)	$(1,559,402)
Denominator
Number of shares used in per share computation	19,626,646	4,780,575
Basic and diluted loss per share	$(0.33)	$(0.33)

For the year ended December 31, 2025, the Company had dilutive securities from the outstanding convertible notes and warrants that are convertible into 841,072 and 4,949,156 of the Company’s Class A Ordinary Shares, respectively, were not included in the computation of dilutive loss per share because the inclusion of such convertible notes and warrants would be anti-dilutive.

For the year ended December 31, 2024, the Company had dilutive securities from the outstanding convertible notes and warrants that are convertible into 1,206,141 and 4,943,608 of the Company’s Class A Ordinary Shares, respectively, were not included in the computation of dilutive loss per share because the inclusion of such convertible notes and warrants would be anti-dilutive.

For the year ended December 31, 2023, the Company had dilutive securities from the outstanding warrants that are convertible into 5,570,275 of the Company’s Class A Ordinary Shares, were not included in the computation of dilutive loss per share because the inclusion of such warrants would be anti-dilutive.

The summary of anti-dilutive instruments excluded from the computation of earnings per share, amount is as follows:

	Warrants	Convertible Notes	Total
Common Stock subject to outstanding:
For the year ended December 31, 2025	4,949,156	841,072	5,790,228
For the year ended December 31, 2024	4,943,608	1,206,141	6,149,749
For the year ended December 31, 2023	5,570,275	-	5,570,275